Other Income (Details) - Schedule of Other Income	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Other Income [Abstract]
Interest income	RM 7,323	$ 1,596	RM 49	RM 1,571
Wage subsidy			29,900	149,500
Gain on disposal of investment			1,542,200
Gain on disposal of property, plant and equipment			6,501
IPO conference	502,949	109,592
Reimbursement income for expenses incurred	241,979	52,726	153,693	127,784
Total	RM 752,251	$ 163,914	RM 1,732,343	RM 278,855